UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2016

Date of reporting period:	3/31/2016

Item 1. Schedule of Investments

VCA-10

Schedule of Investments

as of March 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Aerospace & Defense — 2.2%
Boeing Co. (The)	12,731	$1,616,073
United Technologies Corp.	15,706	1,572,171

		3,188,244

Auto Components — 0.4%
Lear Corp.	5,342	593,870

Banks — 9.0%
Bank of America Corp.	194,606	2,631,073
Citigroup, Inc.	54,918	2,292,826
JPMorgan Chase & Co.	57,652	3,414,151
PNC Financial Services Group, Inc. (The)	18,525	1,566,659
Wells Fargo & Co.	69,829	3,376,930

		13,281,639

Beverages — 0.9%
Monster Beverage Corp.(a)	9,664	1,288,984

Biotechnology — 2.9%
AbbVie, Inc.	18,176	1,038,213
Alexion Pharmaceuticals, Inc.(a)	11,209	1,560,517
Celgene Corp.(a)	16,285	1,629,966

		4,228,696

Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	20,675	3,245,562

Chemicals — 1.2%
Dow Chemical Co. ( The)	15,185	772,309
FMC Corp.	25,833	1,042,878

		1,815,187

Communications Equipment — 0.8%
Brocade Communications Systems, Inc.	116,689	1,234,570

Consumer Finance — 2.4%
Capital One Financial Corp.	24,530	1,700,174
SLM Corp.(a)	289,678	1,842,352

		3,542,526

Diversified Financial Services — 0.8%
Voya Financial, Inc.	40,146	1,195,146

Electric Utilities — 1.6%
FirstEnergy Corp.	64,108	2,305,965

Electrical Equipment — 1.0%
Eaton Corp. PLC	24,795	1,551,175

Electronic Equipment & Instruments — 0.9%
Flextronics International Ltd.(a)	113,487	1,368,653

Energy Equipment & Services — 1.0%
Halliburton Co.	42,261	1,509,563

Food Products — 2.6%
ConAgra Foods, Inc.	41,676	1,859,583
Mondelez International, Inc. (Class A Stock)	48,180	1,932,982

		3,792,565

Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	15,527	1,655,644

Health Care Providers & Services — 1.7%
Cigna Corp.	8,784	1,205,516
Laboratory Corp. of America Holdings(a)	11,311	1,324,857

		2,530,373

Hotels, Restaurants & Leisure — 3.3%
Carnival Corp.	31,803	1,678,244
Hyatt Hotels Corp.(a)	25,170	1,245,663
McDonald’s Corp.	15,018	1,887,462

		4,811,369

Household Products — 1.4%
Proctor & Gamble Co. (The)	24,330	2,002,602

Industrial Conglomerates — 1.2%
General Electric Co.	57,652	1,832,757

Insurance — 2.7%
Chubb Ltd. (Switzerland)	15,995	1,905,804
MetLife, Inc.	45,728	2,009,288

		3,915,092

Internet & Catalog Retail — 3.5%
Amazon.com, Inc.(a)	5,944	3,528,596
Netflix, Inc.(a)	16,622	1,699,267

		5,227,863

Internet Software & Services — 9.2%
Alphabet, Inc. (Class A Stock)(a)	5,407	4,125,000
Alphabet, Inc. (Class C Stock)	2,599	1,936,125
eBay, Inc.(a)	42,810	1,021,447
Facebook, Inc. (Class A Stock)(a)	34,397	3,924,698
Tencent Holdings Ltd. (China), ADR	120,673	2,466,556

		13,473,826

IT Services — 2.6%
MasterCard, Inc. (Class A Stock)	12,813	1,210,829
Visa, Inc. (Class A Stock)	34,025	2,602,232

		3,813,061

Media — 3.5%
Comcast Corp. (Class A Stock)	32,294	1,972,518
Liberty Global PLC (Series C) (United Kingdom)(a)	37,007	1,389,983
Viacom, Inc.	22,502	928,883
Vivendi SA (France), ADR	38,853	811,445

		5,102,829

Multiline Retail — 1.3%
Target Corp.	22,584	1,858,212

Multi-Utilities — 1.9%
PG&E Corp.	47,214	2,819,620

Oil, Gas & Consumable Fuels — 6.8%
Anadarko Petroleum Corp.	21,547	1,003,444
Chevron Corp.	20,227	1,929,656
Hess Corp.	10,881	572,885
Noble Energy, Inc.	41,360	1,299,118
Occidental Petroleum Corp.	25,723	1,760,225
Royal Dutch Shell PLC (Netherlands), ADR	33,277	1,589,596
Suncor Energy, Inc. (Canada)	65,856	1,831,455

		9,986,379

Pharmaceuticals — 8.5%
Allergan PLC(a)	7,090	1,900,333
Bristol-Myers Squibb Co.	23,594	1,507,185
Merck & Co., Inc.	40,249	2,129,575
Pfizer, Inc.	81,792	2,424,315
Shire PLC (Ireland), ADR	16,237	2,791,140
Teva Pharmaceuticals Indutries Ltd. (Israel), ADR	32,321	1,729,497

		12,482,045

Real Estate Investment Trust (REITs) — 0.9%
American Tower Corp. (Class A Stock)	13,599	1,392,130

Road & Rail — 1.4%
Hertz Global Holdings, Inc.(a)	78,121	822,614
Union Pacific Corp.	15,696	1,248,617

		2,071,231

Semiconductors & Semiconductor Equipment — 1.2%
Texas Instruments, Inc.	29,659	1,703,020

Software — 6.1%
Adobe Systems, Inc.(a)	20,888	1,959,294
Microsoft Corp.	44,049	2,432,826
PTC, Inc.(a)	44,655	1,480,760
Salesforce.com, Inc.(a)	41,202	3,041,944

		8,914,824

Specialty Retail — 3.4%
Industria de Diseno Textil SA (Spain)	51,464	1,733,863
O’Reilly Automotive, Inc.(a)	6,287	1,720,500
TJX Cos., Inc. (The)	19,292	1,511,528

		4,965,891

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	12,621	1,375,563

Textiles, Apparel & Luxury Goods — 3.8%
Coach, Inc.	39,533	1,584,878
NIKE, Inc.	36,658	2,253,367
Under Armour, Inc. (Class A Stock)(a)	20,211	1,714,499

		5,552,744

Wireless Telecommunication Services — 1.2%
Vodafone Group PLC (United Kingdom), ADR	54,502	1,746,789

TOTAL COMMON STOCKS (cost $117,361,965)		143,376,209

SHORT-TERM INVESTMENT — 4.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $5,855,301)(b)	5,855,301	5,855,301

TOTAL INVESTMENTS — 101.5% (cost $123,217,266)		149,231,510
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(2,175,047)

NET ASSETS — 100.0%		$147,056,463

The following abbreviation is used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Account, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,188,244	$—	$—
Auto Components	593,870	—	—
Banks	13,281,639	—	—
Beverages	1,288,984	—	—
Biotechnology	4,228,696	—	—
Capital Markets	3,245,562	—	—
Chemicals	1,815,187	—	—
Communications Equipment	1,234,570	—	—
Consumer Finance	3,542,526	—	—
Diversified Financial Services	1,195,146	—	—
Electric Utilities	2,305,965	—	—
Electrical Equipment	1,551,175	—	—
Electronic Equipment & Instruments	1,368,653	—	—
Energy Equipment & Services	1,509,563	—	—
Food Products	3,792,565	—	—
Health Care Equipment & Supplies	1,655,644	—	—
Health Care Providers & Services	2,530,373	—	—
Hotels, Restaurants & Leisure	4,811,369	—	—
Household Products	2,002,602	—	—
Industrial Conglomerates	1,832,757	—	—
Insurance	3,915,092	—	—
Internet & Catalog Retail	5,227,863	—	—
Internet Software & Services	13,473,826	—	—
IT Services	3,813,061	—	—
Media	5,102,829	—	—
Multiline Retail	1,858,212	—	—
Multi-Utilities	2,819,620	—	—
Oil, Gas & Consumable Fuels	9,986,379	—	—
Pharmaceuticals	12,482,045	—	—
Real Estate Investment Trusts (REITs)	1,392,130	—	—
Road & Rail	2,071,231	—	—
Semiconductors & Semiconductor Equipment	1,703,020	—	—
Software	8,914,824	—	—
Specialty Retail	3,232,028	1,733,863	—
Technology Hardware, Storage & Peripherals	1,375,563	—	—
Textiles, Apparel & Luxury Goods	5,552,744	—	—
Wireless Telecommunication Services	1,746,789	—	—
Affiliated Mutual Fund	5,855,301	—	—

Total	$147,497,647	$1,733,863	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Account holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account invests in the Prudential Core Ultra Short Bond Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 11, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date May 11, 2016

*	Print the name and title of each signing officer under his or her signature.